Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Accrued operating expenses	¥ 8,747	$ 1,198	¥ 8,959
Content acquisition costs	7,000	959	5,269
Accrued payroll and welfare	3,703	507	4,144
Traffic acquisition costs	3,301	452	3,506
Bandwidth costs	2,548	349	2,721
Tax payable	3,527	483	2,687
Accruals for purchases of fixed assets	2,395	328	2,105
Payables for purchasing inventory	3,553	487	1,971
Payable for investments	1,100	151	957
Funds collected on behalf of service providers	586	80	750
Users' and third-party agents' deposits	656	90	643
Payable to merchants	463	63	590
Interest payable	335	46	347
Others	3,529	484	3,068
Total accounts payable and accrued liabilities	¥ 41,443	$ 5,677	¥ 37,717